Condensed Consolidated Balance Sheet (Parenthetical)	Jun. 30, 2021 $ / shares shares
Preferred stock par or stated value per share | $ / shares	$ 0.0001
Preferred stock shares authorized	5,000,000
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Class A Ordinary Shares [Member]
Temporary equity par or stated value per share | $ / shares	$ 0.0001
Temporary equity shares outstanding	24,906,060
Temporary equity redemption price per share | $ / shares	$ 10.00
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	500,000,000
Common stock shares issued	2,593,940
Common stock shares outstanding	2,593,940
Class B Ordinary Shares [Member]
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	50,000,000
Common stock shares issued	6,875,000
Common stock shares outstanding	6,875,000